Segment Information - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 313,564	$ 338,160	$ 425,940
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	128,868	116,160	154,207
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	44,477	46,218	63,781
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	45,161	34,447	37,594
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	77,411	81,813	111,917
India (Country of Domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	2,860	36,121	45,008
Southeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	14,774	23,390	13,339
Northeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 13	$ 11	$ 94